Summary of Material Accounting Policies - Summary of Subsidiaries (Detail)		12 Months Ended
	Mar. 24, 2000	Dec. 31, 2024	Dec. 31, 2023
Smart Communications, Inc. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership	100.00%
Smart Communications, Inc. [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Cellular mobile services
Smart Communications, Inc. [Member] | Operating Segments [Member] | Direct [Member] | Wireless [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		100.00%	100.00%
Smart Broadband, Inc. and Subsidiary [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Internet broadband distribution services
Smart Broadband, Inc. and Subsidiary [Member] | Operating Segments [Member] | Indirect [Member] | Wireless [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		100.00%	100.00%
Primeworld Digital Systems, Inc. [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Internet broadband distribution services
Primeworld Digital Systems, Inc. [Member] | Operating Segments [Member] | Indirect [Member] | Wireless [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		100.00%	100.00%
I-Contacts Corporation [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Operations support servicing business
I-Contacts Corporation [Member] | Operating Segments [Member] | Indirect [Member] | Wireless [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		100.00%	100.00%
Far East Capital Limited | Operating Segments [Member] | Wireless [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		Cayman Islands
Principal Business Activity		Cost effective offshore financing and risk management activities for Smart
Far East Capital Limited | Operating Segments [Member] | Indirect [Member] | Wireless [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		100.00%	100.00%
Ph Communications Holdings Corporation | Operating Segments [Member] | Wireless [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Investment company
Ph Communications Holdings Corporation | Operating Segments [Member] | Indirect [Member] | Wireless [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		100.00%	100.00%
Connectivity Unlimited Resource Enterprise | Operating Segments [Member] | Wireless [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Cellular mobile services
Connectivity Unlimited Resource Enterprise | Operating Segments [Member] | Indirect [Member] | Wireless [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		100.00%	100.00%
Francom Holdings Inc | Operating Segments [Member] | Wireless [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Investment company
Francom Holdings Inc | Operating Segments [Member] | Indirect [Member] | Wireless [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		100.00%	100.00%
Chikka Holdings Limited And Subsidiaries | Operating Segments [Member] | Wireless [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		British Virgin Islands
Principal Business Activity		Content provider, mobile applications development and services
Chikka Holdings Limited And Subsidiaries | Operating Segments [Member] | Indirect [Member] | Wireless [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		100.00%	100.00%
Wi Fun Inc | Operating Segments [Member] | Wireless [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Software developer and selling of WiFi access equipment
Wi Fun Inc | Operating Segments [Member] | Indirect [Member] | Wireless [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		100.00%	100.00%
PLDT Global, Inc. [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Cross-border digital platforms and other allied services
PLDT Global, Inc. [Member] | Operating Segments [Member] | Direct [Member] | Wireless [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		100.00%	100.00%
ACeS Philippines Cellular Satellite Corporation [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Satellite information and messaging services
ACeS Philippines Cellular Satellite Corporation [Member] | Operating Segments [Member] | Direct [Member] | Wireless [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		88.50%	88.50%
ACeS Philippines Cellular Satellite Corporation [Member] | Operating Segments [Member] | Indirect [Member] | Wireless [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		11.50%	11.50%
Digitel Mobile Philippines, Inc. [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Cellular mobile services
Digitel Mobile Philippines, Inc. [Member] | Operating Segments [Member] | Indirect [Member] | Wireless [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		99.60%	99.60%
PLDT Clark Telecom, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Telecommunications services
PLDT Clark Telecom, Inc. [Member] | Operating Segments [Member] | Direct [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		100.00%	100.00%
PLDT Subic Telecom, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Telecommunications services
PLDT Subic Telecom, Inc. [Member] | Operating Segments [Member] | Direct [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		100.00%	100.00%
PLDT Global Corporation and Subsidiaries [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		British Virgin Islands
Principal Business Activity		Telecommunications services
PLDT Global Corporation and Subsidiaries [Member] | Operating Segments [Member] | Direct [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		100.00%	100.00%
PLDT-Philcom, Inc. and Subsidiaries [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Telecommunications services
PLDT-Philcom, Inc. and Subsidiaries [Member] | Operating Segments [Member] | Direct [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		100.00%	100.00%
Talas Data Intelligence, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Business infrastructure and solutions; intelligent data processing and implementation services and data analytics insight generation
Talas Data Intelligence, Inc. [Member] | Operating Segments [Member] | Direct [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		100.00%	100.00%
Multisys Technologies Corporation, or Multisys [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Software development and IT solutions services
Multisys Technologies Corporation, or Multisys [Member] | Operating Segments [Member] | Indirect [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		45.70%	50.70%
ePLDT, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Information and communications infrastructure for internet-based services, e-commerce, customer relationship management and IT related services
ePLDT, Inc. [Member] | Operating Segments [Member] | Direct [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		100.00%	100.00%
IP Converge Data Services, Inc. and Subsidiary [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Information and communications infrastructure for internet-based services, e-commerce, customer relationship management and IT related services
IP Converge Data Services, Inc. and Subsidiary [Member] | Operating Segments [Member] | Indirect [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		100.00%	100.00%
Curo Teknika, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Managed IT outsourcing
Curo Teknika, Inc. [Member] | Operating Segments [Member] | Indirect [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		100.00%	100.00%
ABM Global Solutions, Inc. and Subsidiaries [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Internet-based purchasing, IT consulting and professional services
ABM Global Solutions, Inc. and Subsidiaries [Member] | Operating Segments [Member] | Indirect [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		100.00%	100.00%
ePDS, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Bills printing and other related value-added services, or VAS
ePDS, Inc. [Member] | Operating Segments [Member] | Indirect [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		100.00%	100.00%
Net Games Inc [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Gaming support services
Net Games Inc [Member] | Operating Segments [Member] | Indirect [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		57.50%	57.50%
MVP Rewards Loyalty Solutions, Inc [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Full-services customer rewards and loyalty programs
MVP Rewards Loyalty Solutions, Inc [Member] | Operating Segments [Member] | Indirect [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		100.00%	100.00%
VITRO, Inc [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Information and communications infrastructure for internet-based services, e-commerce, customer relationship management and IT related services
Percentage of ownership		100.00%	100.00%
ePLDT Capital Investment Pte. Ltd [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		Singapore
Principal Business Activity		Investment holding and acquisition of companies
ePLDT Capital Investment Pte. Ltd [Member] | Operating Segments [Member] | Indirect [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		100.00%
Digital Telecommunications Phils., Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Telecommunications services
Digital Telecommunications Phils., Inc. [Member] | Operating Segments [Member] | Direct [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		99.60%	99.60%
Digitel Information Technology Services, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Internet services
Digitel Information Technology Services, Inc. [Member] | Operating Segments [Member] | Indirect [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		99.60%	99.60%
PLDT-Maratel, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Telecommunications services
PLDT-Maratel, Inc. [Member] | Operating Segments [Member] | Direct [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		98.00%	98.00%
Bonifacio Communications Corporation [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Telecommunications, infrastructure and related VAS
Bonifacio Communications Corporation [Member] | Operating Segments [Member] | Direct [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		75.00%	75.00%
Pilipinas Global Network Limited and Subsidiaries [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		British Virgin Islands
Principal Business Activity		International distributor of Filipino channels and content
Pilipinas Global Network Limited and Subsidiaries [Member] | Operating Segments [Member] | Direct [Member] | Fixed Line [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		64.60%	64.60%
PLDT Global Investments Holdings, Inc., or PGIH [Member] | Operating Segments [Member] | Others [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Investment company
PLDT Global Investments Holdings, Inc., or PGIH [Member] | Operating Segments [Member] | Direct [Member] | Others [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		100.00%	100.00%
PLDT Digital Investments Pte. Ltd. and Subsidiaries [Member] | Operating Segments [Member] | Others [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		Singapore
Principal Business Activity		Investment company
PLDT Digital Investments Pte. Ltd. and Subsidiaries [Member] | Operating Segments [Member] | Direct [Member] | Others [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		100.00%	100.00%
PLDT Communications and Energy Ventures, Inc. [Member] | Operating Segments [Member] | Others [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Investment company
PLDT Communications and Energy Ventures, Inc. [Member] | Operating Segments [Member] | Indirect [Member] | Others [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of ownership		99.90%	99.90%